Restatement of Previously Issued Financial Statements - Schedule of Restatement of Balance Sheet (Detail) - USD ($)	Jun. 30, 2021		Mar. 31, 2021	Dec. 31, 2020		Sep. 30, 2020	Aug. 07, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Balance Sheet
Total assets	$ 23,186,310,000	[1]		$ 25,356,334,000	[1],[2]					$ 31,147,814,000	[2]
Total current liabilities	2,336,769,000			2,189,267,000						3,087,532,000
Total liabilities	24,474,225,000	[1]		24,981,917,000	[1],[2]					28,016,842,000	[2]
Stockholders' Equity:
Common stock value
Additional paid-in capital	2,775,762,000			2,188,319,000						1,879,838,000
Accumulated deficit	(12,624,690,000)			(9,703,490,000)						(6,574,322,000)
Total stockholders' equity	(9,958,998,000)		$ (9,145,690,000)	(7,671,923,000)				$ (5,692,452,000)	$ (4,782,049,000)	(4,374,712,000)		$ (2,458,576,000)	$ (1,302,451,000)
Total Liabilities and Stockholders' Equity	23,186,310,000			25,356,334,000						31,147,814,000
BOWX ACQUISITION CORP [Member]
Balance Sheet
Total assets	483,900,536			484,520,512
Total current liabilities	3,721,615			211,262
Deferred underwriting commissions in connection with the initial public offering	16,905,000			16,905,000
Warrant liabilities	25,962,932			13,292,400
Total liabilities	46,589,547			30,408,662
Class A common stock, $0.0001 par value; shares subject to possible redemption	432,310,980			449,111,840
Stockholders' Equity:
Additional paid-in capital	26,609,471			9,808,779
Accumulated deficit	(21,611,177)			(4,810,316)
Total stockholders' equity	5,000,009			5,000,010
Total Liabilities and Stockholders' Equity	483,900,536			484,520,512
Common Class A [Member]
Stockholders' Equity:
Common stock value	177,000			42,000						41,000
Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value	507			339
Common Class B [Member]
Stockholders' Equity:
Common stock value				129,000						$ 129,000
Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value	$ 1,208			1,208
As Previously Reported | BOWX ACQUISITION CORP [Member]
Balance Sheet
Total assets				484,520,512		$ 484,512,579	$ 422,012,234
Total current liabilities				211,262		150,841	592,438
Deferred underwriting commissions in connection with the initial public offering				16,905,000		16,905,000	14,700,000
Total liabilities				17,116,262		17,055,841	15,292,438
Class A common stock, $0.0001 par value; shares subject to possible redemption				462,404,240		462,456,730	401,719,790
Stockholders' Equity:
Additional paid-in capital				5,135,568		5,083,079	5,050,490
Accumulated deficit				(136,972)		(84,484)	(51,875)
Total stockholders' equity				5,000,010		5,000,008	5,000,006
Total Liabilities and Stockholders' Equity				484,520,512		484,512,579	422,012,234
As Previously Reported | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value				206		205	183
As Previously Reported | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value				1,208		1,208	1,208
Restatement Adjustment | BOWX ACQUISITION CORP [Member]
Balance Sheet
Warrant liabilities				13,292,400		9,872,133	7,696,000
Total liabilities				13,292,400		9,872,133	7,696,000
Class A common stock, $0.0001 par value; shares subject to possible redemption				(13,292,400)		(9,872,130)	(7,696,000)
Stockholders' Equity:
Additional paid-in capital				4,673,211		1,252,975	8,257
Accumulated deficit				(4,673,344)		(1,253,077)	(8,334)
Total stockholders' equity						(3)
Restatement Adjustment | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value				133		99	77
As Restated | BOWX ACQUISITION CORP [Member]
Balance Sheet
Total assets				484,520,512		484,512,579	422,012,234
Total current liabilities				211,262		150,841	592,438
Deferred underwriting commissions in connection with the initial public offering				16,905,000		16,905,000	14,700,000
Warrant liabilities				13,292,400		9,872,133	7,696,000
Total liabilities				30,408,662		26,927,974	22,988,438
Class A common stock, $0.0001 par value; shares subject to possible redemption				449,111,840		452,584,600	394,023,790
Stockholders' Equity:
Common stock value							1,208
Additional paid-in capital				9,808,779		6,336,054	5,058,747
Accumulated deficit				(4,810,316)		(1,337,561)	(60,209)
Total stockholders' equity				5,000,010		5,000,005	5,000,006
Total Liabilities and Stockholders' Equity				484,520,512		484,512,579	422,012,234
As Restated | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value				339		304	$ 260
As Restated | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value				$ 1,208		$ 1,208

[1]	The Company’s condensed consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of June 30, 2021 and December 31, 2020, total assets of consolidated VIEs, after intercompany eliminations, were $1.9 billion and $2.1 billion respectively, including $102.6 million and $166.6 million of cash and cash equivalents, respectively, and $10.1 million and $10.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $1.6 billion and $1.7 billion as of June 30, 2021 and December 31, 2020, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $13.6 million and $14.6 million as of June 30, 2021 and December 31, 2020, respectively, provided by WeWork Inc. to certain landlords of the VIEs. See Note 5 for additional details.
[2]	The Company’s consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of December 31, 2020 and 2019, total assets of consolidated VIEs, after intercompany eliminations, were $2.1 billion and $6.7 billion respectively, including $166.6 million and $417.7 million of cash and cash equivalents, respectively, and $10.0 million and $94.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $1.7 billion and $5.4 billion as of December 31, 2020 and 2019, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $14.6 million and $36.3 million as of December 31, 2020 and 2019, respectively, provided by WeWork Inc. to certain landlords of the VIEs. See Note 6 for additional details.